9. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
9. RELATED PARTY TRANSACTIONS

Under the terms of a development and consulting agreement between the Brownstone Group (“Brownstone”) and the Company, the Company is required to pay management and development fees to Brownstone. The amount of fees charged to operations in 2013 and in 2012 totaled $751,839 and $1,598,866, respectively. In` 2012, the Company reimbursed Brownstone for its allocated share of office rent and related expenses totaling $185,353. Brownstone is controlled by the Company’s Chairman and CEO. During 2013, the Company’s Chairman and CEO advanced the Company $121,500 of which $34,000 was repaid in 2013. In addition, since the Company’s inception, Chairman and CEO and various entities controlled by him have made advances to the Company and directly made payments on the Company’s behalf. The amount advances and direct costs paid are non-interest bearing, unsecured and due on demand. The balances owed the Chairman and CEO and related entities, including accrued management and development fees at December 31, 2013 and 2012 totaled $1,895,754 and $1,768,612, respectively. In 2012, the Company issued 142 shares of its Series A Preferred Stock in consideration for the cancellation of $142,544 of debt owed by an entity controlled by the Company’s Chairman and CEO. The Company reduced its obligation to the entity by the $142,544.

In 2013, the Company’s directors advanced the Company a total of $360,000 of which $50,000 is evidenced by a convertible promissory note. The note is convertible into the Company’s preferred stock at a rate of $1,000 per share. The promissory note is assessed interest at an annual rate of 12% with a maturity ty date of less than one year. In connection with the issuance of the convertible debt, the Company issued 16,250 shares of its common stock valued at $1.52 per share. The Company allocated a portion of the amount received on the related debt to the shares issued based upon the respective fair value of both the debt and shares. The amount allocated to the common shares was accounted for as a discount against the debt and is being amortized to interest expense over the life of the debt. The remaining $310,000 received is non-interest bearing and due on demand. In 2013, the Company issued 43,750 shares of its common stock to a shareholder valued at $61,000. In 2013, the Company paid interest to a director totaling $19,250. In 2013 $61,500 of convertible debt was converted into 61.50 shares of preferred stock in 2013,

In 2012, the Company’s directors advanced the Company a total of $711,500 of which $411,500 are evidenced by convertible promissory notes. Certain notes are convertible into the Company’s common stock at rate of prices ranging from $1.40 to $3.00 per share. Other notes are convertible into shares of the Company’s preferred stock at a rate of $1,000 per share. The promissory notes are assessed interest at an annual rate of 12% and mature at various dates under one year. In connection with the issuance of the convertible debt, the Company issued 137,188 shares of its common stock valued at an average price of $1.45 per share. The Company allocated a portion of the amount received on the related debt to the shares based upon the respective fair value of the debt and shares. The amount allocated to the shares was accounted for as a discount against the debt and is being amortized to interest expense over the life of the debt. The remaining $300,000 received are non-interest bearing and due on demand. In 2012, the Company paid interest to a director totaling $401,402.

In 2013, shareholders who are considered related parties advanced the Company a total of $500,000 which are evidenced by convertible promissory notes convertible into the Company’s common stock at a rate of various prices per share. The promissory notes are assessed interest at an annual rate of 12% and mature at various dates under one year. In connection with the issuance of the convertible debt, the Company issued 48,750 shares of its common stock valued at $1.52 per share. The Company allocated a portion of the amount received on the related debt to the shares issued based upon the respective fair value of both the debt and shares. The amount allocated to the common shares was accounted for as a discount against the debt and is being amortized to interest expense over the life of the debt. In 2013, $229,500 of debt was converted into 102,186 shares of common stock in 2013,

In 2012, shareholders who are considered related parties advanced the Company a total of $852,000 of which $500,000 which are evidenced by convertible promissory notes convertible into the Company’s common stock at a rate of various prices per share. The promissory notes are assessed interest at an annual rate of 12% and mature at various dates under one year. In connection with the issuance of the convertible debt, the Company issued 870,875 shares of its common stock valued at an average of $1.52 per share. The Company allocated a portion of the amount received on the related debt to the shares issued based upon the respective fair value of both the debt and shares. The amount allocated to the common shares was accounted for as a discount against the debt and is being amortized to interest expense over the life of the debt. In 2012, $693,273 of debt (including debt issued in prior years) was converted into 560,556 shares of common stock.

In 2012, the Company issued a convertible promissory note in the amount of $225,650 for consulting or developing services by a shareholder to a related party entity. The note is convertible into shares of the Company’s common stock at $1.00 per share, it assessed interest at a rate of 10% per annum and matures on March 1, 2014, when the principal and accrued interest are fully due and payable. The Company has the right to extend the maturity date to September 1, 2014, but is required to issue an additional 350,000 shares of its common stock. In connection with the issuance of the note, the Company issued the shareholder 709,000 shares of its common stock and warrants to purchase 1,500,000 shares of its common stock at $1.75 per share. The warrants expire 6 years from the date of grant. The Company valued the warrants and shares issued at $6,542,207, which was considered consulting and developing services and charged to operations. The Company made principal payments totaling $90,000 to a shareholder in 2012.

In 2013, the Company issued 287,500 shares of common stock and common stock warrants to purchase 3,009,000 shares of common stock at $1.75 per share to various related parties as consideration to extend the maturity dates on various convertible debts. The fair value of the common shares issued and the warrants granted in connection with the value of the present value of the debt on date the terms were modified caused the Company to account for the modification as an extinguishment of debt pursuant to ASC 470-50 “Debt- Modification and Extinguishments”. The value of the modified debt is being amortized into interest expense over the life of the new term of the respective debt.

In 2012, the Company issued 3,780 shares of common stock and common stock warrants to purchase 600,000 shares of common stock at $1.75 per share to various related parties as consideration extend the maturity dates on various convertible debts. The fair value of the common shares issued and the warrants granted in connection with the value of the present value of the debt on the date the terms were modified caused the Company to account for the modification as an extinguishment of debt pursuant to ASC 470-50 “Debt- Modification and Extinguishments”. The value of the modified debt is being amortized into interest expense over the life of the new term of the respective debt.

The Company issued common stock options to its directors in 2013 to purchase 386,000 shares of common stock at $1.00 per share. The options vested upon issuance. The Company recognized compensation expense in 2013 of $539,589. The options values were calculated using the Black Scholes model with risk-free interest rates of 2.94%, volatility of 200.00%, and a share prices of $1.40 share.